Summary of Significant Accounting Policies - Summary of Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Consolidated net loss	$ (5,645)	$ (5,848)	$ (6,137)	$ (6,322)	$ (7,114)	$ (10,412)	$ (10,667)	$ (11,474)	$ (11,190)	$ (12,138)	$ (13,405)	$ (17,630)	$ (28,193)	$ (34,515)	$ (48,207)	$ (57,855)
Denominator:
Weighted average common shares outstanding														2,141,961	1,845,294	1,695,551
Weighted average common shares subject to repurchase														0	(261)	(1,860)
Weighted average common shares outstanding - basic and diluted	3,846,249				2,134,909							3,175,177	2,133,055	2,141,961	1,845,033	1,693,691
Net loss per share - basic and diluted	$ (1.47)			$ (2.92)	$ (3.33)	$ (4.88)	$ (5.01)	$ (5.39)	$ (6.06)	$ (7.13)	$ (7.90)	$ (5.55)	$ (13.22)	$ (16.11)	$ (26.13)	$ (34.16)